SCHEDULE OF UNDERWRITER WARRANTS (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Underwriters’ Warrants Outstanding, Beginning	2,723,397
Underwriters’ Warrants Outstanding, Ending	3,926,156	2,723,397
Underwriters Warrants [Member]
Underwriters’ Warrants Outstanding, Beginning	63,362,000
Underwriters’ Warrants issued		63,362,000
Underwriters’ Warrants Outstanding, Ending	63,362,000	63,362,000